Stock-based Compensation (Details Narrative) (10-K) - USD ($)			6 Months Ended	12 Months Ended
	Dec. 23, 2019	Jun. 20, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reverse stock split, description	1-for-7 reverse stock split
Number of stock option granted				129,919	54,915
Stock option contractual term				5 years 9 months 18 days	9 years 9 months 18 days
Weighted average exercise price				$ 17.93	$ 20.45
Stock-based compensation expense				$ 510,478	$ 74,063
Number of option purchase shares			169,329
Unrecognized compensation expense				$ 1,450,684
Unvested stock options expected to be recognized over a weighted average period				5 years 9 months 25 days
Minimum [Member]
Fair value per share, weighted average				$ 9.88	$ 9.88
Maximum [Member]
Fair value per share, weighted average				$ 15.10	$ 15.10
Non Qualified Stock Options [Member]
Number of stock option granted					47,772
Non Qualified Stock Options [Member] | Vested Option One [Member]
Number of option purchase shares					45,200
Options vesting period					4 years
Non Qualified Stock Options [Member] | Vested Option Two [Member]
Number of option purchase shares					2,572
Options vesting period					1 year
Employees [Member]
Number of stock option granted		129,919
Stock option contractual term		5 years
Fair value per share, weighted average		$ 16.80
Employees [Member] | Performance Shares [Member]
Number of stock option granted		64,771
Employees [Member] | Tranche One [Member] | Service Vesting [Member]
Number of stock option granted		65,148
Stock option contractual term		3 years
Employees [Member] | Tranche One [Member] | In-license a new or additional drug [Member]
Number of stock option granted		12,958
Employees [Member] | Tranche Two [Member] | Phase 2a trial for PCS-499 Complete [Member]
Number of stock option granted		12,958
Employees [Member] | Tranche Three [Member] | Up-List From The OCTQB [Member]
Number of stock option granted		38,855
Employees and Non-Employees [Member]
Number of stock option granted					54,915
Omnibus Plan [Member]
Number of shares available for issuance	500,000
Reverse stock split, description	one for seven reverse stock split
2011 Plan [Member]
Number of option purchase shares					7,143